Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment net
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of foreign currency translation
	March 31, 2019	March 31, 2018

Period-end spot rate	US$1=RMB 6.7335 Yuan	US$1=RMB 6.2881 Yuan
Average rate	US$1=RMB 6.7317 Yuan	US$1=RMB 6.6021 Yuan